Income Tax Expense - Summary of Tax Loss Carry Forward (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 399,821	€ 393,630
No expiration [member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	339,563	328,650
Not More than Five Years [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 26,180	€ 25,647
Expiration Date	2020-2024	2019-2023
More than Five Years [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 34,078	€ 39,333
Expiration Date	2024	2023